FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2013 and 2012 are as follows:

	2013		2012
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	53,759	53,759	137,603	137,603
Restricted cash and investments	68,363	68,363	87,506	87,506
Marketable securities	3,479	3,479	1,235	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	269,078	200,077	268,992	191,846
4.5% Convertible Bond	190,000	140,315	215,000	120,131

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2013 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	53,759	53,759	—	—
Restricted cash and investments	68,363	68,363	—	—
Marketable securities	3,479	3,479	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	200,077	—	200,077	—
4.5% Convertible Bond	140,315	—	140,315	—

(in thousands of $)	2012 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	137,603	137,603	—	—
Restricted cash and investments	87,506	87,506	—	—
Marketable securities	1,235	1,235	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846	—	191,846	—
4.5% Convertible bond	120,131	—	120,131	—